Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Due to the increasing regulatory requirements and importance of cybersecurity to our business, we are continuously improving our risk management frameworks and process to align them with the Company's large enterprise risk management program to identify, assess, and mitigate risks throughout our business. Our dedicated Security Team employs a two-pronged approach to identify and assess cybersecurity risks by monitoring the overall threat landscape including by reviewing published reports from cybersecurity authoritative bodies, such as The European Union Agency for Cybersecurity (ENISA), and regularly reviewing Polestar’s cybersecurity profile, which includes analyzing Polestar’s specific cybersecurity risks and threats based on Polestars business profile and strategy.
As a part of our overall enterprise risk management, Polestar management and the board of directors regularly engage in the cybersecurity risk management process which is scoped to include the company’s daily operations, along with Volvo Cars' IT systems and any third-party service providers with access to sensitive and/or proprietary information. We then take that information and prioritize cybersecurity risks for mitigation. Additionally, we consider cybersecurity risks when assessing third-party vendors. We include security requirements in many of our contractual arrangements with third-party vendors. We also conduct periodic reviews of security compliance reports of certain of our critical vendors.
Our Security Team retains cybersecurity professionals and industry experts to provide general risk management support. Additionally, our Security Team has contracted a managed security service provider (“MSSP”) to provide security monitoring ("SOC") on a 24/7/365 basis. The security solutions cover both enterprise (business) as well as our vehicle fleet. The SOC follows agreed upon procedures to monitor, address, and escalate cybersecurity incidents that may arise. To safeguard personal data or confidential or proprietary data that the SOC can access, we created information security policies and procedures based on a strategic security-policy, topical information security directives and operational guidelines for employees and third-party providers.
During the last fiscal year, we have not experienced any material cybersecurity incidents. We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We cannot assure that our cybersecurity risk management system and measures, including our policies, directives or operational guidelines, will be fully implemented, complied with, or effective in protecting our systems and information.
Given the current general high threat level of cyber security threats and challenges in the automotive marketplace and Polestar's reliance on its and Volvo Cars' IT systems and third-party vendors, Polestar faces risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, and financial condition. For a full discussion of cybersecurity risks, please see our Risk Factors in Item 3.D.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Due to the increasing regulatory requirements and importance of cybersecurity to our business, we are continuously improving our risk management frameworks and process to align them with the Company's large enterprise risk management program to identify, assess, and mitigate risks throughout our business. Our dedicated Security Team employs a two-pronged approach to identify and assess cybersecurity risks by monitoring the overall threat landscape including by reviewing published reports from cybersecurity authoritative bodies, such as The European Union Agency for Cybersecurity (ENISA), and regularly reviewing Polestar’s cybersecurity profile, which includes analyzing Polestar’s specific cybersecurity risks and threats based on Polestars business profile and strategy.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	At the board level, cybersecurity risk management has been delegated to the Audit Committee (the “Committee”), which oversees the Company’s risk management function. The Chief Information Security Officer/Chief Security Officer (“CISO/CSO”) reports to the Committee at least twice a year through the Company’s enterprise risk management process to provide updates on the company’s cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	At the board level, cybersecurity risk management has been delegated to the Audit Committee (the “Committee”), which oversees the Company’s risk management function. The Chief Information Security Officer/Chief Security Officer (“CISO/CSO”) reports to the Committee at least twice a year through the Company’s enterprise risk management process to provide updates on the company’s cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	At the board level, cybersecurity risk management has been delegated to the Audit Committee (the “Committee”), which oversees the Company’s risk management function. The Chief Information Security Officer/Chief Security Officer (“CISO/CSO”) reports to the Committee at least twice a year through the Company’s enterprise risk management process to provide updates on the company’s cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas.
Cybersecurity Risk Role of Management [Text Block]
Board Oversight
At the board level, cybersecurity risk management has been delegated to the Audit Committee (the “Committee”), which oversees the Company’s risk management function. The Chief Information Security Officer/Chief Security Officer (“CISO/CSO”) reports to the Committee at least twice a year through the Company’s enterprise risk management process to provide updates on the company’s cybersecurity risks, cybersecurity risk management, cyber incident response and developments within the security areas.
Management Role
As of April 1, 2025, we have strengthened our security through the formation of a new unified security organization, where Information- and IT-security, Product Cyber Security and Corporate Security is now under one cohesive structure under the leadership of a newly appointed CISO/CSO. Through this change we will further strengthen our security by reducing silos, strengthening oversight, enhancing collaboration, gaining synergies and improving cost efficiency.
The CISO/CSO has the overall responsibility for the Company´s security landscape, including cyber security risk management and overseeing the information security, product cyber security and corporate security teams. Our CISO/CSO is a thought leader within the security domains with experience from senior management positions covering both public and private sectors, small to large enterprises. Previous roles include CSO positions within the aviation industry, CISO positions within the energy sector as well as former position as CISO for an organization within the automotive industry.
As a part of their duties, members of management regularly work to address the cybersecurity risks that Polestar faces in its daily operation and actively work to prevent and remediate cybersecurity risks and incidents by remaining appraised of active cybersecurity risks identified by security teams. Additionally, the CISO/CSO informs members of management of active cyber security threats identified by third-party and governmental agencies. The CISO/CSO also annually meets with management regarding the evolution of the cybersecurity function.
The SOC and security teams escalate cybersecurity events to the CISO/CSO and members of senior management and the Committee according to the severity of the cybersecurity incident. For more serious incidents, the CISO/CSO will trigger the crisis management plan, which convenes the Crisis Management Team. The CISO/CSO will also inform the Enterprise Management Team to provide them with details about the cybersecurity incident and the plan to mitigate risks.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Additionally, the CISO/CSO informs members of management of active cyber security threats identified by third-party and governmental agencies. The CISO/CSO also annually meets with management regarding the evolution of the cybersecurity function.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO/CSO has the overall responsibility for the Company´s security landscape, including cyber security risk management and overseeing the information security, product cyber security and corporate security teams. Our CISO/CSO is a thought leader within the security domains with experience from senior management positions covering both public and private sectors, small to large enterprises. Previous roles include CSO positions within the aviation industry, CISO positions within the energy sector as well as former position as CISO for an organization within the automotive industry.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
As a part of their duties, members of management regularly work to address the cybersecurity risks that Polestar faces in its daily operation and actively work to prevent and remediate cybersecurity risks and incidents by remaining appraised of active cybersecurity risks identified by security teams. Additionally, the CISO/CSO informs members of management of active cyber security threats identified by third-party and governmental agencies. The CISO/CSO also annually meets with management regarding the evolution of the cybersecurity function.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true